D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2019
Disclosure Assets Pledged As Collateral [Abstract]
D3 Assets pledged as collateral

D3	Assets pledged as collateral

Assets pledged as collateral
	2019	2018
Chattel mortgages 1)	5,340	5,328
Bank deposits	561	353
Total	5,901	5,681

1)	See also note G1, “Post-employment benefits.”